Leases (Tables)	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Schedule of operating lease expense
	For the three months ended, June 30,		For the six months ended, June 30,
	2022	2021	2022	2021
Fixed lease expense	$69,190	$71,106	$136,881	$138,602
Variable lease expense	43,008	47,294	89,016	91,802
Total	$112,198	$118,400	$225,897	$230,404